UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Griffin Asset Management, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          April 21, 2009

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     140

Form 13F Information Table Value Total:    $230,790


List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Annaly Capital Mgmt Inc Pfd A  PFD              035710508     2105        103550 SH       Sole                   103550
3M Company                     COM              88579Y101     2393         48121 SH       Sole                    48121
AT&T Inc                       COM              00206R102      562         22316 SH       Sole                    22316
Abbott Labs                    COM              002824100     3654         76609 SH       Sole                    76609
Allstate Corp.                 COM              020002101      233         12162 SH       Sole                    12162
                                                                12           644 SH       Other                                  644
American Express               COM              025816109      722         52975 SH       Sole                    52975
American Int'l Group           COM              026874107       59         59350 SH       Sole                    59350
Anadarko Petro Corp            COM              032511107      749         19260 SH       Sole                    19260
                                                                70          1800 SH       Other                                 1800
Atwood Oceanics                COM              050095100     1006         60665 SH       Sole                    60665
Automatic Data Processing Inc. COM              053015103      700         19900 SH       Sole                    19900
BP Plc Spons Adr               COM              055622104     3237         80730 SH       Sole                    80730
Bank of America Corp.          COM              060505104       63          9206 SH       Sole                     9206
                                                                19          2800 SH       Other                                 2800
Bank of New York Mellon Corp.  COM              064058100     1476         52253 SH       Sole                    52253
Baxter International           COM              071813109     1665         32503 SH       Sole                    32503
Berkshire Hathaway Inc Cl A    COM              084670108     5462            63 SH       Sole                       63
Berkshire Hathaway Inc Cl B    COM              084670207     4058          1439 SH       Sole                     1439
                                                                28            10 SH       Other                                   10
Blackrock Munivest Fd          COM              09253R105      376         50000 SH       Other                                50000
Boeing                         COM              097023105      508         14270 SH       Sole                    14270
Bombardier Inc. Cl B           COM              097751200       38         13000 SH       Sole                    13000
Bristol Myers Squibb           COM              110122108     5719        260912 SH       Sole                   260912
CVS Caremark Corp.             COM              126650100     6575        239165 SH       Sole                   239165
                                                                93          3400 SH       Other                                 3400
Chesapeake Energy Corp.        COM              165167107      179         10500 SH       Sole                    10500
Chevron Corp                   COM              166764100     2332         34680 SH       Sole                    34680
                                                                67          1000 SH       Other                                 1000
Cisco Sys Inc                  COM              17275R102     5998        357692 SH       Sole                   357692
                                                                70          4200 SH       Other                                 4200
Citigroup Inc.                 COM              172967101      170         67045 SH       Sole                    67045
                                                                 5          1800 SH       Other                                 1800
Coca Cola                      COM              191216100     8895        202383 SH       Sole                   202383
                                                                44          1000 SH       Other                                 1000
Colgate Palmolive              COM              194162103      339          5750 SH       Sole                     5750
ConocoPhillips                 COM              20825C104     2457         62739 SH       Sole                    62739
Costco Wholesale               COM              22160k105      831         17940 SH       Sole                    17940
Devon Energy Corp New Com      COM              25179M103      446          9985 SH       Sole                     9985
                                                                36           800 SH       Other                                  800
DuPont E I De Nemours          COM              263534109     1122         50238 SH       Sole                    50238
E M C Corp                     COM              268648102     5397        473440 SH       Sole                   473440
Emerson Elec                   COM              291011104     4018        140579 SH       Sole                   140579
Express Scripts Inc.           COM              302182100      254          5505 SH       Sole                     5505
Exxon Mobil Corp.              COM              30231G102    14632        214856 SH       Sole                   214856
                                                                72          1056 SH       Other                                 1056
Fortune Brands Inc.            COM              349631101      673         27400 SH       Sole                    27400
General Electric               COM              369604103     5970        590498 SH       Sole                   590498
                                                                12          1200 SH       Other                                 1200
General Maritime Corp.         COM              Y2692M103      165         23600 SH       Sole                    23600
Google Inc.                    COM              38259P508     2020          5805 SH       Sole                     5805
                                                               157           450 SH       Other                                  450
Graco Inc.                     COM              384109104      361         21150 SH       Sole                    21150
HSBC Hldgs PLC Spon ADR        COM              404280406      432         15314 SH       Sole                    15314
                                                                32          1150 SH       Other                                 1150
Hewlett Packard Co             COM              428236103     2036         63518 SH       Sole                    63518
                                                                35          1100 SH       Other                                 1100
Home Depot                     COM              437076102     2647        112331 SH       Sole                   112331
                                                                37          1550 SH       Other                                 1550
Honeywell Intl. Inc.           COM              438516106     2506         89952 SH       Sole                    89952
                                                                33          1200 SH       Other                                 1200
IShares Tr Barclays TIPS Bond  COM              464287176      421          4100 SH       Sole                     4100
Illinois Tool Works            COM              452308109      446         14451 SH       Sole                    14451
Int'l Bus Machines             COM              459200101    11352        117162 SH       Sole                   117162
                                                                97          1000 SH       Other                                 1000
Intel Corp                     COM              458140100      404         26876 SH       Sole                    26876
                                                                35          2300 SH       Other                                 2300
J P Morgan Chase & Co          COM              46625H100     3351        126070 SH       Sole                   126070
                                                                39          1480 SH       Other                                 1480
John Hancock Patriot Prem Div  COM              41013T105       68         10756 SH       Sole                    10756
Johnson & Johnson              COM              478160104    12291        233675 SH       Sole                   233675
Lilly Eli                      COM              532457108     1222         36564 SH       Sole                    36564
Lowes Companies                COM              548661107     3475        190397 SH       Sole                   190397
Masco Corp                     COM              574599106      355         50859 SH       Sole                    50859
McDonalds Corp                 COM              580135101     2209         40478 SH       Sole                    40478
Merck                          COM              589331107     2595         97017 SH       Sole                    97017
Microsoft Corp.                COM              594918104     1821         99129 SH       Sole                    99129
                                                                64          3500 SH       Other                                 3500
Morgan Stanley China A Share F COM              617468103      326         11000 SH       Sole                    11000
Nestle S A Sponsored Adr       COM              641069406     1211         35786 SH       Sole                    35786
Nokia Corp. Adr                COM              654902204      212         18200 SH       Sole                    18200
                                                                28          2400 SH       Other                                 2400
Nuveen Mult Curr S/T Gov Incom COM              67090N109      246         19500 SH       Sole                    19500
                                                               176         14000 SH       Other                                14000
Nuveen Mun Value Fd            COM              670928100      613         69000 SH       Sole                    69000
Odyne Corp.                    COM              67611R100        0         41675 SH       Sole                    41675
Oracle Corporation             COM              68389X105     5141        284526 SH       Sole                   284526
Pengrowth Energy Trust New     COM              706902509       89         16000 SH       Sole                    16000
Pepsico                        COM              713448108     5567        108148 SH       Sole                   108148
Petroleo Brasileiro S.A. Spon  COM              71654V408     1952         64070 SH       Sole                    64070
                                                                30          1000 SH       Other                                 1000
Pfizer                         COM              717081103     1099         80708 SH       Sole                    80708
Philip Morris Intl Inc         COM              718172109     1990         55936 SH       Sole                    55936
Pitney Bowes                   COM              724479100     2454        105100 SH       Sole                   105100
Plains Expl & Prodtn           COM              726505100     1922        111555 SH       Sole                   111555
Potash Corp of Saskatchewan In COM              73755L107     2466         30515 SH       Sole                    30265          250
Praxair Inc. Com               COM              74005p104     4433         65881 SH       Sole                    65881
                                                                67          1000 SH       Other                                 1000
Procter & Gamble               COM              742718109    10322        219191 SH       Sole                   219191
                                                                57          1200 SH       Other                                 1200
Royal Dutch Shell PLC          COM              780259206     1196         26996 SH       Sole                    26996
Sasol Ltd ADR                  COM              803866300     3156        109005 SH       Sole                   109005
Schlumberger                   COM              806857108      678         16701 SH       Sole                    16701
                                                                65          1600 SH       Other                                 1600
Staples Inc                    COM              855030102      673         37175 SH       Sole                    37175
Sterling Resources             COM              858915101       51         75500 SH       Sole                    75500
Stratic Energy Corp            COM              862928108      122        643500 SH       Sole                   643500
Sun Microsystems Inc           COM              866810203      215         29350 SH       Sole                    29350
Sysco Corp.                    COM              871829107     1619         71022 SH       Sole                    71022
TJX Cos Inc                    COM              872540109      242          9454 SH       Sole                     9454
Target Corporation             COM              87612E106     2427         70573 SH       Sole                    70573
                                                                34          1000 SH       Other                                 1000
Tesco Plc Spons ADR            COM              881575302      211         14750 SH       Sole                    14750
Teva Pharmaceutical Ind        COM              881624209     6763        150125 SH       Sole                   150125
                                                                63          1400 SH       Other                                 1400
Texas Instruments              COM              882508104     2715        164455 SH       Sole                   164455
                                                                50          3000 SH       Other                                 3000
Unilever N V New York          COM              904784709      464         23675 SH       Sole                    23675
Unit Corp.                     COM              909218109      222         10600 SH       Sole                    10600
United Technologies Corp.      COM              913017109     4443        103372 SH       Sole                   103372
Verizon Communications         COM              92343V104     1217         40300 SH       Sole                    40300
Wal Mart Stores                COM              931142103     2818         54091 SH       Sole                    54091
Walgreen                       COM              931422109     3215        123861 SH       Sole                   123861
Wells Fargo & Co.              COM              949746101     1802        126540 SH       Sole                   126540
Wyeth                          COM              983024100     4454        103486 SH       Sole                   103486
iPath MSCI India Total Return  COM              06739F291      200          6600 SH       Sole                     6600
                                                               200          6600 SH       Other                                 6600
iShares Comex Gold             COM              464285105      768          8500 SH       Sole                     8500
                                                               859          9500 SH       Other                                 9500
iShares Lehman TIPS Bond Fund  COM              464287176      247          2400 SH       Other                                 2400
iShares MSCI Brazil            COM              464286400      256          6800 SH       Sole                     6800
                                                               188          5000 SH       Other                                 5000
iShares MSCI Hong Kong Index F COM              464286871      254         25000 SH       Sole                    25000
                                                               346         34000 SH       Other                                34000
iShares MSCI Japan Index Fund  COM              464286848      221         28000 SH       Sole                    28000
                                                               221         28000 SH       Other                                28000
iShares MSCI Pacific Index Fun COM              464286665      229          9300 SH       Sole                     9300
                                                               333         13500 SH       Other                                13500
iShares Trust S&P Europe 350   COM              464287861      437         17100 SH       Sole                    17100
                                                               399         15600 SH       Other                                15600